Segment Reporting - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) credit_facility	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Total assets	$ 2,360,070	$ 2,153,115
Cash and cash equivalents (notes 11 and 19)	$ 940,735	685,331	$ 480,080	$ 309,857
Number of Reportable Segments | credit_facility	2
Number of Operating Segments | credit_facility	2
Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets	$ 2,995
Total assets	1,341,547	1,416,789
Operating Segments | Marine Services and Other
Segment Reporting Information [Line Items]
Total assets	45,788	40,995
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Segment Reporting Information [Line Items]
Cash and cash equivalents (notes 11 and 19)	$ 940,735	685,331
Teekay Tankers | Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets		$ 4,841